Pay vs Performance Disclosure - USD ($)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 25, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Act and Item 402(v) of Regulation
S-K,
we are providing the fo
llow
ing pay versus performance (“PVP”) table and related information, including “compensation actually paid” (as defined by the SEC and further described below) or “CAP”. For details about the Company’s pay-for-performance
philosophy and how the Compensation Committee makes its decisions about executive pay, you should refer to the CD&A.
PVP Table

										Value of Initial Fixed $100 Investment Based On:
Year	SCT Total for PEO (Slager) (1)	CAP to PEO (Slager) (1) (2)	SCT total for PEO (Vander Ark) (3)		CAP to PEO (Vander Ark) (2) (3)		Average SCT Total for Non-PEO NEOs (4)	Average CAP to Non-PEO NEOs (2) (4)		Total Shareholder Return	Peer Group (5) Total Shareholder Return	Net Income	Adjusted Free Cash Flow (6)
2024	N/A	N/A	$12,977,475		$20,468,108		$3,294,095	$4,864,144		$240.89	$159.72	$2,043	$2,183
2023	N/A	N/A	$11,834,857	(7)	$18,731,525	(7)	$3,422,399	$3,871,169	(7)	$195.82	$147.45	$1,731	$1,985
2022	N/A	N/A	$9,914,945	(7)	$11,495,079	(7)	$3,405,936	$3,591,775		$151.08	$129.72	$1,488	$1,742
2021	$15,027,945	$35,683,981	$7,873,660		$18,049,268		$3,365,003	$6,844,632		$161.01	$142.01	$1,290	$1,515
2020	$12,937,163	$13,522,931	N/A		N/A		$3,126,908	$3,370,672		$109.52	$119.37	$967	$1,236
(1)
Reflects compensation for our former Chief Executive Officer, Mr. Slager, who served as our Principal Executive Officer (PEO) throughout 2020 and part of 2021 until his retirement effective June 25, 2021.

(2)	CAP is calculated by making the following adjustments from the SCT totals as follows:
PEOs:

Item and Value Added (Deducted)	2024 Vander Ark	2023 Vander Ark	2022 Vander Ark	2021 Vander Ark	2021 Slager	2020 Slager
Summary Compensation Table Total	$12,977,475	$11,834,857	$9,914,945	$7,873,660	$15,027,945	$12,937,163
- SCT Stock Awards Column Value	($8,634,319)	($7,842,000)	($5,660,534)	($4,613,538)	($10,004,991)	($9,159,438)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$10,058,007	$9,643,993	$6,862,648	$8,543,250	$14,959,599	$7,904,205
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$3,411,151	$2,669,353	($131,216)	$5,164,238	$4,211,103	$516,319
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$2,343,100	$2,126,092	($686,831)	$902,692	$5,695,213	$503,251
+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$0	$0	$4,521,132	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$312,694	$299,230	$1,196,067	$178,966	$1,273,980	$821,431
Compensation Actually Paid	$20,468,108	$18,731,525	$11,495,079	$18,049,268	$35,683,981	$13,522,931
Average
Non-PEO
NEOs:

Item and Value Added (Deducted)	2024	2023	2022	2021	2020
Summary Compensation Table Total	$3,294,095	$3,422,399	$3,405,936	$3,365,003	$3,126,908
- SCT Stock Awards Column Value	($1,742,349)	($1,751,778)	($1,670,511)	($1,673,751)	($1,717,272)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$2,020,309	$1,550,800	$1,928,470	$3,219,620	$1,503,029
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$729,628	$571,552	($75,670)	$1,458,159	$255,451
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$482,935	$594,990	($232,884)	$380,189	$86,107
+/- Change in Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	($607,379)	$0	$0	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$79,525	$90,585	$236,434	$95,412	$116,450
Compensation Actually Paid	$4,864,144	$3,871,169	$3,591,775	$6,844,632	$3,370,672
Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date. On the vesting date, the final payout factor is applied to the closing stock price on that date.

(3)
Reflects compensation for our President and Chief Executive Officer, Mr. Vander Ark, who has served as our PEO since June 25, 2021. The compensation reflected includes Mr. Vander Ark’s pay as a non-PEO
NEO in 2021.

(4)	The Company’s non-PEO NEOs for 2020-2024 were:
2020:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Charles F. Serianni, Timothy E. Stuart and Jon Vander Ark
2021:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:     Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart
2023:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer, Catharine D. Ellingsen and Timothy E. Stuart
2024:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen
(5)
The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the peer group selected by the Talent & Compensation Committee in our CD&A were as follows:

Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited (formerly Canadian Pacific Railway Limited), Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.
(6)
The Company Selected Measure is adjusted free cash flow, as described in the CD&A section. Adjusted free cash flow is a non-GAAP
financial measure. For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to
Non-GAAP
Financial Measures” in the Annex on page 101.

(7)
For 2022 and 2023, SCT totals for PEO (Vander Ark) reflect recalculation of “All Other Compensation” relating to use of Company-owned aircraft in accordance with SEC rules and for 2023, Average CAP to Non-PEO NEOs reflects a recalculation of the fair value of equity awards to conform to the stated vesting of those awards.

Company Selected Measure Name			adjusted free cash flow
Named Executive Officers, Footnote
(4)	The Company’s non-PEO NEOs for 2020-2024 were:
2020:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Charles F. Serianni, Timothy E. Stuart and Jon Vander Ark
2021:     Brian M. DelGhiaccio, Catharine D. Ellingsen, Jeffrey A. Hughes and Timothy E. Stuart
2022:     Brian M. DelGhiaccio, Brian A. Bales, Catharine D. Ellingsen and Timothy E. Stuart
2023:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer, Catharine D. Ellingsen and Timothy E. Stuart
2024:     Brian M. DelGhiaccio, Brian A. Bales, Gregg K. Brummer and Catharine D. Ellingsen

Peer Group Issuers, Footnote
(5)
The Company has used its peer group from the CD&A for purposes of this comparison. The companies that comprised the peer group selected by the Talent & Compensation Committee in our CD&A were as follows:

Air Products and Chemicals, Inc., American Electric Power Company, Inc., Canadian National Railway Company, Canadian Pacific Kansas City Limited (formerly Canadian Pacific Railway Limited), Cintas Corporation, CSX Corporation, Ecolab Inc., Entergy Corporation, Fastenal Company, FedEx Corporation, J.B. Hunt Transport Services, Inc., Norfolk Southern Corporation, Ryder System, Inc., Sysco Corporation, W.W. Grainger, Inc., Waste Connections, Inc. and Waste Management, Inc.

Adjustment To PEO Compensation, Footnote
PEOs:

Item and Value Added (Deducted)	2024 Vander Ark	2023 Vander Ark	2022 Vander Ark	2021 Vander Ark	2021 Slager	2020 Slager
Summary Compensation Table Total	$12,977,475	$11,834,857	$9,914,945	$7,873,660	$15,027,945	$12,937,163
- SCT Stock Awards Column Value	($8,634,319)	($7,842,000)	($5,660,534)	($4,613,538)	($10,004,991)	($9,159,438)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$10,058,007	$9,643,993	$6,862,648	$8,543,250	$14,959,599	$7,904,205
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$3,411,151	$2,669,353	($131,216)	$5,164,238	$4,211,103	$516,319
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$2,343,100	$2,126,092	($686,831)	$902,692	$5,695,213	$503,251
+ Fair Value as of Vesting Date of Equity Awards Granted and Vested in Covered Year	$0	$0	$0	$0	$4,521,132	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$312,694	$299,230	$1,196,067	$178,966	$1,273,980	$821,431
Compensation Actually Paid	$20,468,108	$18,731,525	$11,495,079	$18,049,268	$35,683,981	$13,522,931

Non-PEO NEO Average Total Compensation Amount			$ 3,294,095	$ 3,422,399	$ 3,405,936	$ 3,365,003	$ 3,126,908
Non-PEO NEO Average Compensation Actually Paid Amount			$ 4,864,144	3,871,169	3,591,775	6,844,632	3,370,672
Adjustment to Non-PEO NEO Compensation Footnote
Average
Non-PEO
NEOs:

Item and Value Added (Deducted)	2024	2023	2022	2021	2020
Summary Compensation Table Total	$3,294,095	$3,422,399	$3,405,936	$3,365,003	$3,126,908
- SCT Stock Awards Column Value	($1,742,349)	($1,751,778)	($1,670,511)	($1,673,751)	($1,717,272)
+ Year-End Fair Value of Outstanding Equity Awards Granted in Covered Year	$2,020,309	$1,550,800	$1,928,470	$3,219,620	$1,503,029
+/- Change in Fair Value of Outstanding Equity Awards Granted in Prior Years	$729,628	$571,552	($75,670)	$1,458,159	$255,451
+/- Change in Fair Value of Prior-Year Equity Awards Vested in Covered Year	$482,935	$594,990	($232,884)	$380,189	$86,107
+/- Change in Fair Value at the end of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	$0	($607,379)	$0	$0	$0
+ Average Value of Dividends Paid on Equity Awards not Otherwise Reflected in Fair Value of Total Compensation	$79,525	$90,585	$236,434	$95,412	$116,450
Compensation Actually Paid	$4,864,144	$3,871,169	$3,591,775	$6,844,632	$3,370,672

Equity Valuation Assumption Difference, Footnote			Pay versus performance measurement date fair values were determined based on the same methodology used for grant date fair value purposes. Restricted stock units were valued based on the closing stock price on the relevant measurement date. Performance stock units were valued using a fair value per share determined using a Monte Carlo model run on the relevant measurement date. On the vesting date, the final payout factor is applied to the closing stock price on that date.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Company Performance Measures
The table below lists in alphabetical order the financial performance measures that we believe represent the most important performance measures used to link CAP to our named executive officers to our performance for the most recently completed fiscal year. See our CD&A at pages 60-75 for a further discussion of these performance measures.
Adjusted Earnings Per Share
Adjusted Free Cash Flow
Cash Flow Value Creation
Return on Invested Capital
Total Shareholder Return
For a more comprehensive discussion of how the Talent & Compensation Committee views the relationship between named executive officer pay and performance, please see our CD&A at pages 60-75 of this Proxy Statement.

Total Shareholder Return Amount			$ 240.89	195.82	151.08	161.01	109.52
Peer Group Total Shareholder Return Amount			159.72	147.45	129.72	142.01	119.37
Net Income (Loss)			$ 2,043	$ 1,731	$ 1,488	$ 1,290	$ 967
Company Selected Measure Amount			2,183	1,985	1,742	1,515	1,236
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted Earnings Per Share
Non-GAAP Measure Description	The Company Selected Measure is adjusted free cash flow, as described in the CD&A section. Adjusted free cash flow is a non-GAAP
financial measure. For a reconciliation of adjusted free cash flow to its comparable GAAP measure, see “Reconciliation of GAAP to
Non-GAAP
			Financial Measures” in the Annex on page 101.
Measure:: 2
Pay vs Performance Disclosure
Name			Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Cash Flow Value Creation
Measure:: 4
Pay vs Performance Disclosure
Name			Return on Invested Capital
Measure:: 5
Pay vs Performance Disclosure
Name			Total Shareholder Return
Mr. Vander Ark [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 12,977,475	$ 11,834,857	$ 9,914,945	$ 7,873,660
PEO Actually Paid Compensation Amount			$ 20,468,108	$ 18,731,525	$ 11,495,079	18,049,268
PEO Name	Mr. Vander Ark		Mr. Vander Ark	Mr. Vander Ark	Mr. Vander Ark
Mr. Slager [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						15,027,945	$ 12,937,163
PEO Actually Paid Compensation Amount						$ 35,683,981	13,522,931
PEO Name		Mr. Slager				Mr. Slager
PEO | Mr. Vander Ark [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 10,058,007	$ 9,643,993	$ 6,862,648	$ 8,543,250
PEO | Mr. Vander Ark [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,411,151	2,669,353	(131,216)	5,164,238
PEO | Mr. Vander Ark [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Mr. Vander Ark [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,343,100	2,126,092	(686,831)	902,692
PEO | Mr. Vander Ark [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			312,694	299,230	1,196,067	178,966
PEO | Mr. Vander Ark [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,634,319)	(7,842,000)	(5,660,534)	(4,613,538)
PEO | Mr. Slager [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						14,959,599	7,904,205
PEO | Mr. Slager [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						4,211,103	516,319
PEO | Mr. Slager [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						4,521,132	0
PEO | Mr. Slager [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						5,695,213	503,251
PEO | Mr. Slager [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,273,980	821,431
PEO | Mr. Slager [Member] | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(10,004,991)	(9,159,438)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,020,309	1,550,800	1,928,470	3,219,620	1,503,029
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			729,628	571,552	(75,670)	1,458,159	255,451
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(607,379)	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			482,935	594,990	(232,884)	380,189	86,107
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			79,525	90,585	236,434	95,412	116,450
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (1,742,349)	$ (1,751,778)	$ (1,670,511)	$ (1,673,751)	$ (1,717,272)